Right-of-Use Asset and Operating Lease Liability - Lease expense (Details) - USD ($) $ in Thousands	3 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lease cost:
Short-term lease cost	$ 65	$ 40
Operating lease cost	144	112
Total	$ 209	$ 152